Note 7 - General and Administrative Expenses - General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Accounting and audit	$ 606	$ 517
Depreciation and amortization (Note 12)	136	146
Filing and transfer agent fees	335	274
General office expenses	530	647
Insurance	2,024	1,316
Legal	244	161
Management compensation and consulting fees	4,648	3,736
Share-based payment expense (Note 13)	3,250	4,256
Shareholder relations	419	273
Travel	160	35
General and administrative expense	$ 12,352	$ 11,361